Stockholders' Equity (Deficit)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Equity [Abstract]
Stockholders' Equity (Deficit)

NOTE 10: STOCKHOLDERS’ EQUITY

The total number of shares of all classes of stock that the Company shall have the authority to issue is 100,001,000 shares consisting of 100,000,000 shares of common stock, $0.01 par value per share, of which 13,312,314 are issued and outstanding and 173,726 are to be issued at March 31, 2020 and 1,000 shares of preferred stock, par value $0.01 per share of which 1,000 shares have been designated as Series A Super Voting Preferred of which 1,000 are issued and outstanding at March 31, 2020.

Common Stock

Private Placements

During the nine months ended March 31, 2020, the Company received $347,000 of net proceeds from the sale of 997,577 shares of common stock in private placements with accredited investors, incurring $11,250 in finder’s fees, which were paid by the issuance of 11,003 shares of common stock.

During the nine months ended March 31, 2019, the Company received $110,000 of net proceeds from the issuance of 440,000 shares of common stock in private placements with accredited investors, incurring no finder’s fees.

Stock Award Payable

During the nine months ended March 31, 2020, the Company did not issue any shares of common stock to former officers, outside directors, or strategic consultants.

During the nine months ended March 31, 2019, three former officers of the Company, Mr. Biderman as an outside director, and certain strategic consultants, who provided services to the Company, received a total of 1,150,000 shares of common stock, which were valued at $0.50 or $575,000, based on the closing price of the Company’s common stock on September 24, 2018, and was included in accrued expenses at June 30, 2018.

Stock Based Compensation

During the nine months ended March 31, 2020, the Company issued 231,635 restricted shares of its common stock to Mr. Cutchens, the Company’s Chief Financial Officer, which were granted on June 1, 2019 (the “Grant Date”), pursuant to the terms of an employment agreement with the Company. The restricted shares of common stock vest 25% on the six-month, 1 year, 2 year, and 3 year anniversaries of the Grant Date. During the nine months ended March 31, 2020, the Company recorded $113,815 of stock-based compensation expense related to the vested portion of this award.

During the nine months ended March 31, 2019, the Company issued 2,620,899 shares of its common stock to Mr. Bhatnagar, the Company’s President and Chief Executive Officer, which were granted on January 11, 2019 (the “Grant Date”), pursuant to the terms of an employment agreement and related transition agreement with the Company. The shares of common stock were immediately vested and the Company recorded $1,310,449 of stock-based compensation expense during the nine months ended March 31, 2020.

Conversion of Service Fees

During the nine months ended March 31, 2020, the Company issued 62,000 shares of common stock to a former officer who provided services to the Company.

During the nine months ended March 31, 2019, former officers converted $671,787 accrued wages into 1,609,594 shares and $702,105 of notes payable and accrued interest into 1,404,210 shares and a director converted $186,000 of accrued fees into 372,000 shares and $126,364 of a note and accrued interest into 252,728 shares, of the Company’s common stock. Also, accounts payable to strategic vendors totaling $114,800 were converted into 260,200 shares of common stock.

Reserved Shares

At March 31, 2020, the convertible promissory notes entered into with the accredited investors require the Company to reserve 34,209,383 shares of its common stock for potential future conversions under such instruments.

At March 31, 2020, 7,202 shares of the Company’s common stock remain subject to be returned to the Company’s treasury for cancellation. Such shares were not sold as part of 8,000 shares of the Company’s common stock that was advanced during fiscal year 2014 under an Equity Line of Credit.

Common Stock Warrants

Warrant Agreement – Earned Warrants

Mr. Bhatnagar, the Company’s President and Chief Executive Officer, is entitled to receive warrants to acquire 4% of the outstanding fully diluted common stock of the Company (the “Earned Warrants”) each time the Company’s revenue increases by $1,000,000. The exercise price of the Earned Warrants is equal to $0.50 per share, and he may not receive Earned Warrants to the extent that the number of Signing Shares (as defined in the Warrant Agreement) and Earned Warrants exceed 80% of the fully diluted common stock of the Company (“Warrant Cap”).

Warrant Agreement – Accelerated Warrants

Mr. Bhatnagar, the Company’s President and Chief Executive Officer, shall immediately receive the remaining amount of warrants necessary to acquire up to 80% of the outstanding fully diluted common stock of the Company (“Accelerated Warrants”) when either of the following occur:

a)	the Company completes a stock or asset purchase of Scepter Commodities, LLC; or

b)	the Company completes a stock or asset purchase of any other entity, either of which, in the aggregate, together with prior revenue increases achieved by the Company, results in the consolidated revenues of the Company being not less than $15,000,000; or

c)	the Company grows a similar business organically within mPhase to include contracts generating revenues in excess of $15,000,000; or

d)	the Company meets the listing requirements of either the NYSE or NASDAQ

For the nine months ended March 31, 2020, since the Company’s revenue was $22,688,086, Mr. Bhatnagar earned warrants to acquire 32,405,058 shares of the Company’s common stock under the provisions of the Warrant Agreement. At March 31, 2020, as Mr. Bhatnagar has earned the maximum number of warrants available under the provisions of the Warrant Agreement to acquire 37,390,452 shares of the Company’s common stock, there remains no additional shares of the Company’s common stock that Mr. Bhatnagar can earn.

For the nine months ended March 31, 2020, the Company recognized $16,202,529 of stock-based compensation expense related to the earned warrants, based upon a value of $0.50 per warrant. At March 31, 2020, there remains no additional stock-based compensation expense related to the Warrant Agreement that the Company expects to recognize over the next three months.

The Company estimates the fair value of each option award on the date of grant using a black-scholes option valuation model that uses the assumptions noted in the table below. Because black-scholes option valuation models incorporate ranges of assumptions for inputs, those ranges are disclosed. Expected volatilities are based on the historical volatility of the Company’s stock. The Company uses historical data to estimate option exercise and employee termination within the valuation model; separate groups of employees that have similar historical exercise behavior are considered separately for valuation purposes. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding; the range given below results from certain groups of employees exhibiting different behavior. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The following assumptions were utilized during the nine months ended March 31, 2020:

Expected volatility	21,779.77%
Weighted-average volatility	21,779.77%
Expected dividends	0%
Expected term (in years)	5.0
Risk-free rate	2.52%

The following table sets forth common stock purchase warrants outstanding at March 31, 2020:

	Warrants	Weighted Average Exercise Price	Intrinsic Value
Outstanding, June 30, 2019	4,985,394	$0.50	$-
Warrants earned	32,405,058	0.50	-
Warrants forfeited	-	-	-
Outstanding, March 31, 2020	37,390,452	$0.50	$-

Common stock issuable upon exercise of warrants	37,390,452	$0.50	$-

	Common Stock Issuable Upon Exercise of Warrants Outstanding			Common Stock Issuable Upon Warrants Exercisable
Range of Exercise Prices	Number Outstanding at March 31, 2020	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at March 31, 2020	Weighted Average Exercise Price
$0.50	37,390,452	4.55	$0.50	37,390,452	$0.50
	37,390,452	4.55	$0.50	37,390,452	$0.50

Settlement and New Funding Share Reserves

The Company agreed to reserve a total of 3,000,000 shares of its common stock of which 532,040 shares of common stock were reserved for and issued concurrently for the conversion of 75% of outstanding accounts payables to officers’ and a director (discussed below), 1,967,960 shares of common stock were reserved to reduce liabilities outstanding at December 31, 2018 (“Settlement Reserve”), and 500,000 shares of common stock were reserved to fund continuing operations (“Funding Reserve”). At March 31, 2020, 315,949 shares of common stock remained available from the initial Settlement Reserve to settle prior liabilities and 185,063, shares of common stock remained available from the Funding Reserve to fund continuing operations.

	Settlement Reserve	Funding Reserve
Initial Shares of Common Stock to Establish Reserve	1,967,960	500,000
Shares issued concurrently to transition agreement for the conversion of 75% strategic vendors, outstanding December 31, 2018	(61,200)	-
Shares available upon execution of the Transition Agreement dated January 11, 2019	1,906,760	500,000
Shares issued subsequent to a “Change in Control” to accredited investors in private placements through March 31, 2020	(1,590,811)	(314,937)
Shares of Common Stock available at March 31, 2020	315,949	185,063

Prior Liabilities – Settlement Reserve

1,967,960 shares of the Company’s common stock have been reserved to settle the debts of the Company that were outstanding at December 31, 2018, in the following priority; the Judgement Settlement Agreement (formerly Fife forbearance Agreement), JMJ Financial, Inc., MH Investment Trust, Power Up Lending Ltd, as well as other liabilities satisfactory to the Chief Executive Officer of the Company and the Company (as per Section 2(a) of the Reserve Agreement concurrent with “Change in Control Agreements”, dated January 11, 2019). At March 31, 2020, 315,949 shares of common stock remain available under this reserve category.

Officer’s and Director’s – Conversion Share Reserve

532,040 shares of the Company’s common stock were reserved for the conversion of 75% of payables to officers’ and a director that were outstanding December 31, 2018, (as per Section 2(a) of the Reserve Agreement concurrent with “Change in Control Agreements”, dated January 11, 2019). All these shares were issued effective December 31, 2018 and no shares remain available under this reserve category.

Continuing Operations Share Reserve

500,000 shares of the Company’s common stock were reserved as per Section 2(c) to be sold at a price, not less than $0.25 per share in periodic Private Placements, (as per Section 2(a) of the Reserve Agreement concurrent with “Change in Control Agreements”, dated January 11, 2019). At March 31, 2020, 185,063 shares of common stock remain available under this reserve category.

Final Adjustment for Liabilities Eliminated by Settlement Reserve

On October 9, 2019, the Company and its Chief Executive Officer entered into Amendment No. 1 to the original Reserve Agreement dated January 11, 2019, to extend the date whereby the Company is able to eliminate the above-mentioned liabilities from July 11, 2019 to March 31, 2020. In the event the Company is not able to eliminate the above-mentioned liabilities, or the cost to do so requires more than the funding provided by the Warrant Cap pertaining to Warrants to be issued to Mr. Bhatnagar, the Settlement Reserve shares shall be increased by that number of shares at $0.25, which equals the amount of the remaining liabilities. Amendment No. 1 to the original Reserve Agreement expired with no further amendment.

Series A Preferred Stock

On January 11, 2019, the Company issued 1,000 shares of Series A Preferred Stock to Mr. Bhatnagar as the Company’s new President and Chief Executive Officer, to effectuate voting control of the Company pursuant to the terms of the Transition Agreement. The Series A Preferred shares were recorded at par value, are not tradeable, and have a nominal liquidation value.

NOTE 12: STOCKHOLDERS’ EQUITY (DEFICIT)

The total number of shares of all classes of stock that the Company shall have the authority to issue is 100,001,000 shares consisting of 100,000,000 shares of common stock, $0.01 par value per share, of which 11,689,078 are issued and outstanding and 461,553 are to be issued at June 30, 2019 and 1,000 shares of preferred stock, par value $0.01 per share of which 1,000 shares have been designated as Series A Super Voting Preferred of which 1,000 are issued and outstanding at June 30, 2019.

On January 4, 2019 the State of New Jersey accepted an Amendment to the Company’s Certificate of Incorporation providing for the increase in authorized shares of common stock to 125 billion shares and the change to no par value.

On March 21, 2019, the Company’s Board of Directors approved 1) an amendment to the Company’s Amended and Restated Certificate of Incorporation, as amended (the “Certificate of Incorporation”) to i) decrease the number of authorized shares of common stock of the Company to 25,000,000 shares from 125,000,000,000 shares and ii) increase the par value to $0.01 per share, and 2) granting discretionary authority to the Company’s Board of Directors to amend the Certificate of Incorporation to effect one or more consolidations of the issued and outstanding shares of common stock of the Company, pursuant to which the shares of common stock would be combined and reclassified into one share of common stock at a ratio of 1-for-5,000 (the “Reverse Stock Split”). On May 17, 2019, the Company filed a Certificate of Amendment to its Certificate of Incorporation to decrease its authorized common stock from 125,000,000,000 shares to 25,000,000 shares. Effective May 22, 2019 the Company completed a 1-for-5,000 reverse split of its common stock.

On August 27, 2019, the Company’s Board of Directors approved an amendment to the Company’s Amended and Restated Certificate of Incorporation, as amended (the “Certificate of Incorporation”) to increase the number of authorized shares of common stock of the Company to 100,000,000 shares from 25,000,000 shares. On September 4, 2019, the Company filed a Certificate of Amendment to its Certificate of Incorporation to increase its authorized common stock from 25,000,000 shares to 100,000,000 shares.

Common Stock

Private Placements

During the year ended June 30, 2019, the Company received $193,000 of net proceeds from the issuance of 640,000 shares of common stock and 132,000 shares of common stock to be issued in private placements with accredited investors, incurring no finder’s fees.

During the year ended June 30, 2018, the Company received $81,000 of net proceeds from the issuance of 360,000 shares of common stock in private placements with accredited investors, incurring finder’s fees of $9,000.

Stock Award Payable

During the year ended June 30, 2019, Messrs. Durando, Dotoli and Smiley received 800,000 shares of common stock, which were valued at $400,000, Mr. Biderman a former outside Director received 200,000 shares of common stock, which were valued at $100,000 and strategic consultants received 150,000 shares of common stock, which were valued at $75,000. In the aggregate, this group received a total of 1,150,000 shares of common stock, which were valued at $0.50 per share or $575,000, based on the closing price of the Company’s common stock on September 24, 2018. At June 30, 2018, the $575,000 was included in accrued expenses.

Stock Based Compensation

During the year ended June 30, 2019, the Company issued 2,620,899 (“Signing Shares”) shares of common stock to its President and CEO, Mr. Bhatnagar, in connection with the commencement of his employment with the Company. The grant date fair value of $1,310,449 is based upon the closing price of the Company’s common stock on January 11, 2019, and is included in stock-based compensation expense within the consolidated statement of operations.

On June 1, 2019, the Company granted 231,635 shares of common stock to Mr. Cutchens, the Company’s Chief Financial Officer. The common stock will vest 25% on the six month, 1 year, 2 year, and 3 year anniversaries of the grant date. The Company recorded $16,464 of stock-based compensation expense during the year ended June 30, 2019, related to this common stock grant.

During the year ended June 30, 2018, the Company did not issue any common stock to employees or officers.

Conversion of Debt Securities

During the fiscal year ended June 30, 2019, the Company issued 3,898,733 shares of common stock and had 329,553 shares of common stock to be issued to a number of related parties and strategic consultants in connection with prior services provided to the Company. The shares issued were valued at $1,883,445. During the fiscal year ended June 30, 2018, there were no shares of common stock issued to related parties or strategic consultants.

During the fiscal years ended June 30, 2019 and 2018, there were no conversions by JMJ Financial, John Fife (dba St. George Investors) / Fife Judgment, MH Investment Trust II, or Power Up Lending.

Reserved Shares

The convertible promissory note entered into with Power Up Lending by the Company on June 19, 2019, requires the Company to reserve 1,258,064 shares of its Common Stock for potential future conversions under such instruments.

At June 30, 2019, 7,202 shares of the Company’s Common Stock remain subject to be returned to the Company’s treasury for cancellation. Such shares were not sold as part of 8,000 shares of the Company’s Common Stock that was advanced during fiscal year 2014 under an Equity Line of Credit.

Retired Shares

During the year ended June 30, 2019, there were no shares of the Company’s Common Stock returned for retirement or otherwise.

During the year ended June 30, 2018, 540,840 outstanding shares of the Company’s Common Stock were returned to the Company by Mr. Smiley (273,445 shares) and Patricia Dotoli, the spouse of Gus Dotoli (267,395 shares) to provide the Company with sufficient authorized but unissued shares of stock and enable the Company to have additional authorized shares of its Common Stock to complete present private placements to provide operating capital for the Company.

Common Stock Warrants

Warrant Agreement – Earned Warrants

Mr. Bhatnagar, the Company’s President and CEO, is entitled to receive warrants to acquire 4% of the outstanding fully diluted common stock of the Company (the “Earned Warrants”) each time the Company’s revenue increases by $1,000,000. The exercise price of the Earned Warrants is equal to $0.50 per share and he may not receive shares whereby Signing Shares and Earned Warrants exceed 80% of the fully diluted common stock of the Company (“Warrant Cap”).

Warrant Agreement – Accelerated Warrants

Mr. Bhatnagar, the Company’s President and CEO, shall immediately receive the remaining amount of warrants necessary to acquire up to 80% of the outstanding fully diluted common stock of the Company (“Accelerated Warrants”) when either of the following occur:

a)	the Company completes a stock or asset purchase of Scepter Commodities, LLC; or

b)	the Company completes a stock or asset purchase of any other entity, either of which, in the aggregate, together with prior revenue increases achieved by the Company, results in the consolidated revenues of the Company being not less than $15,000,000; or

c)	the Company grows a similar business organically within mPhase to include contracts generating revenues in excess of $15,000,000; or

d)	the Company meets the listing requirements of either the NYSE or NASDAQ

As of the year ended June 30, 2019, as the Company’s revenue achieved $2,500,000, Mr. Bhatnagar earned warrants to acquire 4,985,394 shares of the Company’s common stock under the provisions of the Warrant Agreement. At June 30, 2019, there remains approximately 32,400,000 shares of the Company’s common stock that Mr. Bhatnagar can earn.

For the year ended June 30, 2019, the Company recognized $2,492,697 of stock-based compensation expense related to the earned warrants. At June 30, 2019, there remains approximately $16,200,000 of stock-based compensation expense that the Company expects to recognize over the next six months.

The Company estimates the fair value of each option award on the date of grant using a black-scholes option valuation model that uses the assumptions noted in the table below. Because black-scholes option valuation models incorporate ranges of assumptions for inputs, those ranges are disclosed. Expected volatilities are based on the historical volatility of the Company’s stock. The Company uses historical data to estimate option exercise and employee termination within the valuation model; separate groups of employees that have similar historical exercise behavior are considered separately for valuation purposes. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding; the range given below results from certain groups of employees exhibiting different behavior. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The following assumptions were utilized during 2019:

Expected volatility	21,779.77%
Weighted-average volatility	21,779.77%
Expected dividends	0%
Expected term (in years)	5.0
Risk-free rate	2.52%

The following table sets forth common stock purchase warrants outstanding at June 30, 2019:

	Warrants	Weighted Average Exercise Price	Intrinsic Value
Outstanding, June 30, 2018	-	$-	$-
Warrants earned	4,985,394	0.50	-
Warrants forfeited	-	-	-
Outstanding, June 30, 2019	4,985,394	$0.50	$-

Common stock issuable upon exercise of warrants	4,985,394	$0.50	$-

	Common Stock Issuable Upon Exercise of Warrants Outstanding			Common Stock Issuable Upon Warrants Exercisable
Range of Exercise Prices	Number Outstanding at June 30, 2019	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at June 30, 2019	Weighted Average Exercise Price
$0.50	4,985,394	4.75	$0.50	4,985,394	$0.50
	4,985,394	4.75	$0.50	4,985,394	$0.50

Settlement and New Funding Share Reserves

The Company agreed to reserve a total of 3,000,000 shares of its common stock of which 532,040 shares of common stock were reserved for and issued concurrently for the conversion of 75% of outstanding accounts payables to officers’ and a director (discussed below), 1,967,960 shares of common stock were reserved to reduce liabilities outstanding December 31, 2018 (“Settlement Reserve”), and 500,000 shares of common stock were reserved to fund continuing operations (“Funding Reserve”). At June 30, 2019, 1,225,949 shares of common stock remained available from the initial Settlement Reserve to settle prior liabilities and 185,063, shares of common stock remained available from the Funding Reserve to fund continuing operations.

	Settlement Reserve	Funding Reserve
Initial Shares of Common Stock to Establish Reserve	1,967,960	500,000
Shares issued concurrently to transition agreement for the conversion of 75% strategic vendors, outstanding December 31, 2018	(61,200)	-
Shares available upon execution of the Transition Agreement dated January 11, 2019	1,906,760	500,000
Shares issued subsequent to a “Change in Control” to accredited investors in private placements through June 30, 2019	(680,811)	(314,937)
Shares of Common Stock available at June 30, 2019	1,225,949	185,063

Prior Liabilities – Settlement Reserve

1,967,960 shares of the Company’s common stock have been reserved to settle the debts of the Company that were outstanding at December 31, 2018, in the following priority; the Judgement Settlement Agreement (formerly Fife forbearance Agreement), JMJ Financial, Inc., MH Investment Trust, Power Up Lending Ltd, as well as other liabilities satisfactory to the CEO of the Company and the Company (as per Section 2(a) of the Reserve Agreement concurrent with “Change in Control Agreements”, dated January 11, 2019). At June 30, 2019, 1,225,949 shares of common stock remain available under this reserve category.

Officer’s and Director’s – Conversion Share Reserve

532,040 shares of the Company’s common stock were reserved for the conversion of 75% of payables to officers’ and a director that were outstanding December 31, 2018, (as per Section 2(a) of the Reserve Agreement concurrent with “Change in Control Agreements”, dated January 11, 2019). All these shares were issued effective December 31, 2018 and no shares remain available under this reserve category.

Continuing Operations Share Reserve

500,000 shares of the Company’s common stock were reserved as per Section 2(c) to be sold at a price, not less than $0.25 per share in periodic Private Placements, (as per Section 2(a) of the Reserve Agreement concurrent with “Change in Control Agreements”, dated January 11, 2019). At June 30, 2019, 185,063 shares of common stock remain available under this reserve category.

Final Adjustment for Liabilities Eliminated by Settlement Reserve

To the extent Company does not eliminate the above-mentioned liabilities by July 11, 2019, or the cost to do so requires more than the funding provided by the Warrant Cap pertaining to Warrants to be issued to Mr. Bhatnagar, the Settlement Reserve shares shall be increased by that number of shares at $0.25, which equals the amount of the remaining liabilities.

Series A Preferred Stock

On January 11, 2019, the Company issued 1,000 shares of Series A Preferred Stock to Mr. Bhatnagar as the Company’s new President and CEO, to effectuate voting control of the Company pursuant to the terms of the Transition Agreement. The Series A Preferred shares were recorded at par value, are not tradeable, and have a nominal liquidation value.